11. Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfAssociatesLineItems [Line Items]
Associates, beginning	R$ 22,731	R$ 21,537	R$ 13,143
Capital increase			10,368
Dividends	(1,264)	(948)	(5,377)
Share of profit (loss) of associates	3,874	2,142	3,403
Associates, ending	25,341	22,731	21,537
Transportadora Sulbrasileira de Gas
SummaryOfAssociatesLineItems [Line Items]
Associates, beginning	6,001	5,743	6,212
Capital increase			0
Dividends	(865)	(948)	(1,924)
Share of profit (loss) of associates	1,212	1,206	1,455
Associates, ending	6,348	6,001	5,743
Oxicap Industria de Gases
SummaryOfAssociatesLineItems [Line Items]
Associates, beginning	12,981	12,000	3,090
Capital increase			10,368
Dividends	0	0	(3,453)
Share of profit (loss) of associates	1,477	981	1,995
Associates, ending	14,458	12,981	12,000
Quimica da Bahia Industria e Comercio
SummaryOfAssociatesLineItems [Line Items]
Associates, beginning	3,678	3,684	3,676
Capital increase			0
Dividends	0	0	0
Share of profit (loss) of associates	(60)	(6)	8
Associates, ending	3,618	3,678	3,684
Metalurgica Plus
SummaryOfAssociatesLineItems [Line Items]
Associates, beginning	71	110	165
Capital increase			0
Dividends	0	0	0
Share of profit (loss) of associates	269	(39)	(55)
Associates, ending	340	R$ 71	R$ 110
Plenogas Distribuidora de Gas
SummaryOfAssociatesLineItems [Line Items]
Dividends	(399)
Share of profit (loss) of associates	976
Associates, ending	R$ 577